Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Schedule of Subsidiaries of the Company	The subsidiaries of the Company are as follows:
	Country of Incorporation	Holding	Functional Currency
Cannahealth Ltd. (“Cannahealth”)	Malta	100%	EUR
Bophelo Holdings Ltd. (“Bophelo H”)	United Kingdom	100%	GBP
Bophelo Bio Science and Wellness (Pty) Ltd. (“Bophelo”)	Lesotho	100%	LSL
Canmart Ltd. (“Canmart”)	United Kingdom	100%	GBP
Holigen Holdings Limited (“Holigen”)	Portugal	100%	EUR
RPK Biopharma Unipessoal Lda. (“RPK”)	Portugal	100%	EUR
1371011 BC Ltd. (“1371011”)	Canada	100%	CAD

Schedule of Estimated Useful Lives for the Current and Comparative Periods	Depreciation is recognized in profit or loss over the estimated useful lives of each part of an item of property and equipment in a manner that most closely reflects management’s estimated future consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:
Plant and equipment	10 years
Leasehold improvements	20 years
Motor Vehicles	4 years
Computers	3 years
Furniture and fixtures	6 years